Stockholders’ Equity (Details) - USD ($)								9 Months Ended	12 Months Ended
	Sep. 23, 2022	Aug. 14, 2022	Aug. 09, 2022	Aug. 10, 2021	Aug. 05, 2021	Jun. 09, 2021	May 13, 2021	Sep. 30, 2022	Dec. 31, 2022	Feb. 28, 2023	Nov. 03, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Preferred stock, shares authorized									10,000,000	1,775,000,000
Shares authorized									900,000,000		825,000,000
Shares amount										1,690,000,000
Common stock shares authorized										900,000,000
Weighted average equity market capitalization (in Dollars)									$ 20,000,000
Weighted average total equity market capitalization (in Dollars)									$ 3,000,000,000
Market capitalization amount									20,000,000,000
Warrants outstanding	31,118,718
Exercise price per warrant (in Dollars per share)	$ 0.6427							$ 0.5	$ 10
Aggregate exercise price of warrant reserve (in Dollars)								$ 20,000
Number of warrants or rights outstanding.								29,158,364
Change in fair value measurements (in Dollars)								$ 1,238
Private warrants			563,420						563,420
Aggregating principal amount (in Dollars)		$ 5,200,000							$ 27,000,000
Company paid (in Dollars)									140,000,000
Additional paid-in capital (in Dollars)									$ 2,250,000
Outstanding shares									53,820,670
Additional paid-in capital (in Dollars)									$ 4,000,000
Warrant [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price per warrant (in Dollars per share)								$ 0.5
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock, shares issued									627,346,804			168,693,323
Stock issued									89,152,131
Shares amount										815,000,000
Common stock shares authorized									815,000,000			750,000,000
Exercise price per warrant (in Dollars per share)				$ 10	$ 10	$ 10			$ 10
Shares issued from conversion									6,921,814
Shares issued									24,464,994
Common Class B [Member]
Stockholders’ Equity (Details) [Line Items]
Stock issued									64,000,588
Common stock shares authorized									75,000,000			75,000,000
Notes Payable, Other Payables [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 75,100,000
Accrued interest converted (in Dollars)							$ 23,300,000
Notes Payable, Related Party [Member] | Class A Common Stock [Member] | Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares issued from conversion							7,823,306
Notes Payable, Related Party [Member] | Affiliated Entity [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 90,900,000
Accrued interest converted (in Dollars)							$ 43,500,000
Shares issued from conversion							10,888,580
Notes Payable, Related Party [Member] | Affiliated Entity [Member] | Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Aggregating principal amount (in Dollars)							$ 130,479,000
Accrued interest converted (in Dollars)							$ 30,000,000
Shares issued from conversion							11,566,196